Right-of-use assets, long-term financial assets and lease liabilities	9 Months Ended
Sep. 30, 2022
Right-of-use assets, long-term financial assets and lease liabilities
Right-of-use assets, long-term financial assets and lease liabilities

6.Right-of-use assets, long-term financial assets and lease liabilities

AC Immune recognized no additions for its right-of-use of leased assets for the nine months ended September 30, 2022.

Regarding lease liabilities, the amortization depends on the rate implicit in the contract or the incremental borrowing rate for the respective lease component. The weighted averages of the incremental borrowing rates are 2.5% for buildings, 5.3% for office equipment and 2.6% for IT equipment, respectively.

The following table shows the movements in the net book values of right-of-use of leased assets for the nine months ended September 30, 2022:

		Office	IT
in CHF thousands	Buildings	Equipment	Equipment	Total
Balance as of December 31, 2021	2,776	98	40	2,914
Depreciation	(395)	(17)	(11)	(423)
Balance as of September 30, 2022	2,381	81	29	2,491

There are no variable lease payments that are not included in the measurement of lease obligations. All extension options have been included in the measurement of lease obligations.

For the three and nine months ended September 30, 2022, and 2021, the impact on the Company’s condensed consolidated statements of income/(loss) and the condensed consolidated statements of cash flows is as follows:

	For the Three Months
	Ended September 30,
in CHF thousands	2022	2021
Statements of income/(loss)
Depreciation of right-of-use assets	142	141
Interest expense on lease liabilities	17	17
Expense for short-term leases and leases of low value	212	231
Total	371	389

Statements of cash flows
Total cash outflow for leases	371	389

	For the Nine Months
	Ended September 30,
in CHF thousands	2022	2021
Statements of income/(loss)
Depreciation of right-of-use assets	423	367
Interest expense on lease liabilities	53	47
Expense for short-term leases and leases of low value	559	587
Total	1,035	1,001

Statements of cash flows
Total cash outflow for leases	1,037	1,001

The following table presents the contractual undiscounted cash flows for lease obligations as of September 30, 2022:

As of
in CHF thousands	September 30, 2022
Less than one year	638
1-3 years	1,238
3-5 years	748
Total	2,624

The Company also has deposits in escrow accounts totaling CHF 0.4 million for leases of the Company’s premises as of both September 30, 2022 and December 31, 2021, respectively. These deposits are presented in Long-term financial assets on the Company’s condensed consolidated balance sheets.